Restatement of Previously Issued Financial Statements - (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Minimum Net Tangible Assets Upon Consummation Of Business Combination	$ 5,000,001
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Reclassification Of Permanent Equity Into Temporary Equity		10.00
IPO
Subsidiary, Sale of Stock [Line Items]
Minimum Net Tangible Assets Upon Consummation Of Business Combination	$ 5,000,001	$ 5,000,001